Summary of significant accounting policies - Changes in Accounting estimates and judgements & Segment information(Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) segment item
Summary of significant accounting policies
Exchange differences recognized in other comprehensive income | €	€ 1,331
Number of segments in the Group | segment	1
Number of business units in the Group | item	1